Research And Development Expenses, Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Research and Development Expense [Abstract]
Total expenses	$ 267,691	$ 263,314	$ 276,458
Less - grants and participations	(39,680)	(42,832)	(43,071)
Research and development, net	$ 228,011	$ 220,482	$ 233,387